Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) $ / shares in Units, € in Thousands									1 Months Ended					6 Months Ended
	Jun. 15, 2024 USD ($)	Jun. 15, 2024 EUR (€)	Apr. 25, 2024 USD ($)	Apr. 25, 2024 EUR (€)	Apr. 05, 2024 USD ($)	Apr. 04, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	May 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) ₪ / shares	Apr. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Feb. 29, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 EUR (€) shares	Nov. 08, 2028 $ / shares	Dec. 31, 2023 USD ($)	Nov. 08, 2023 USD ($)
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Vision Lite in the principal amount																		$ 60,000,000
Draw down from note purchase agreement amount														$ 2,500,000
Additional notes issued and purchased amount						$ 2,500,000
Received an additional amount					$ 1,895,000
NPA bear interest at a rate														14.00%
Warrants shares (in Shares) | shares														682,282
Percentage of cash flow excess amount														25.00%	25.00%
Payment of phantom warrants													$ 1,500,000
Cash paid														$ 1,500,000
Payment Of secound earn out liability			$ 1,300,000	€ 1,150			$ 1,400,000	€ 1,300			$ 920,000	€ 850
Payment of settled earnout liability														1,240,000	€ 1,150
Earn Out paid total	$ 646,000	€ 600												749,000	€ 700
Percentage of personal collective holdings													10.00%
Aggregate purchase price													$ 3,000,000
Stock-based compensation														1,572
Vesting period									10 years
Fair value options granted									$ 6,800,000
Bonus payments									$ 1,075	$ 1,075
Liability amount														$ 129,736,000			$ 194,298,000
Warrant [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Exercised shares (in Shares) | shares														4,127,467	4,127,467
Warrants shares (in Shares) | shares														137,040
2024 Note Purchasers [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Vision Lite in the principal amount														$ 23,500,000
Note Purchase Agreement [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Exercised shares (in Shares) | shares														882,353	882,353
Warrants shares (in Shares) | shares														137,040
Gross proceeds of ordinary shares														$ 15,000,000
Stock Option [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Granted exercise price | ₪ / shares										$ 0.23
Vesting rights percentage									25.00%
Stock Option [Member] | Minimum [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Granted exercise price | $ / shares									$ 9.44
Stock Option [Member] | Maximum [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Granted exercise price | $ / shares									$ 10.88
Exercise Price 0.23 [Member] | Stock Option [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Granted shares (in Shares) | shares									70,347
Exercise Price 9.44 to 10.88 [Member] | Stock Option [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Granted shares (in Shares) | shares									471,692
Emloyees and Consultants [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Bonus payments									$ 537.5	$ 537.5
IPO [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Liability amount														$ 600,000
Forecast [Member]
Other Significant Transactions and Agreements During the Three and Six Months Ended June 30, 2024: (Details) [Line Items]
Warrants price per share (in Dollars per share) | $ / shares																$ 15.61